RELATED PARTIES BALANCES AND TRANSCATIONS - Compensation of Key Management Personnel (Details)		12 Months Ended
	Apr. 30, 2015 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of transactions between related parties [line items]
Financial liabilities		$ 12,765,000
Amount incurred by entity for provision of key management personnel services provided by separate management entity		5,140,000	$ 4,507,000	$ 4,432,000
Key management personnel compensation		$ 5,140,000	$ 4,507,000	$ 4,432,000
Number of share options granted in share-based payment arrangement (in shares) | shares	30,000	221,000	85,000
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)	$ 21.01	$ 46.45	$ 39.69
Grant One [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		115,000		260,000
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)		$ 46.00		$ 29.01
Grant Two [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		6,000		82,500
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)		$ 50.92		$ 32.36
Restricted Stock Units | Grant One [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		93,000	12,836
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)		$ 46.00	$ 34.96
Restricted Stock Units | Grant Two [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		10,000	62,162
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)		$ 50.92	$ 37.00
Restricted Stock Units | Grant Three [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		4,054
Weighted average exercise price of share options granted in share-based payment arrangement (in usd per share)		$ 45.50